Other Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Amortization of debt issuance costs	$ 43.1	$ 79.5	$ 29.6
Debt issuance cost amortization period, end range	2045